Share-based compensation (Details 3)	Jan. 15, 2021 USD ($)
Share-based compensation
Allocated to pre-acquisition services	$ 3,847,633
Allocated to post-combination services	5,116,866
Total fair value of Replacement Options	$ 8,964,499